CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.49%
CLOSED-END FUNDS - 8.01%
CORE - 1.34%
General American Investors Company, Inc.	180,262	$7,655,727

DEVELOPED MARKET - 0.42%
Aberdeen Japan Equity Fund, Inc.	54,746	381,032
First Trust Dynamic Europe Equity Income Fund	33,400	421,842
Japan Smaller Capitalization Fund, Inc.	213,024	1,525,252
New Germany Fund, Inc. (The)	8,100	92,583
		2,420,709
DIVERSIFIED EQUITY - 0.94%
Adams Diversified Equity Fund, Inc.	169,755	3,130,282
Tri-Continental Corporation	72,800	2,245,152
		5,375,434
EMERGING MARKETS - 0.46%
Mexico Fund, Inc. (The)	6,970	115,563
Morgan Stanley India Investment Fund, Inc.	99,937	2,509,418
		2,624,981
ENERGY MLP FUNDS - 2.74%
ClearBridge Energy Midstream Opportunity Fund Inc.	122,982	3,468,093
ClearBridge MLP and Midstream Fund Inc.	87,527	2,951,411
ClearBridge MLP and Midstream Total Return Fund Inc.	64,722	1,889,235
Goldman Sachs MLP and Energy Renaissance Fund	153,451	1,853,688
Kayne Anderson NextGen Energy & Infrastructure, Inc.	342,475	2,935,011
Neuberger Berman MLP and Energy Income Fund Inc.	406,104	2,615,310
		15,712,748
GLOBAL - 0.23%
Gabelli Global Small and Mid Cap Value Trust (The)	27,689	387,092
GDL Fund (The)	108,808	935,749
		1,322,841
INCOME & PREFERRED STOCK - 0.26%
LMP Capital and Income Fund Inc.	100,691	1,472,102

NATURAL RESOURCES - 0.54%
Adams Natural Resources Fund, Inc.	56,000	1,172,080
Cushing® NextGen Infrastructure Income Fund (The)	31,396	1,402,145

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
NATURAL RESOURCES - 0.54% (Continued)
First Trust Energy Infrastructure Fund	32,000	$487,360
		3,061,585
SECTOR EQUITY - 0.67%
BlackRock Health Sciences Trust II	36,000	722,160
Gabelli Healthcare & WellnessRx Trust (The)	53,424	684,896
GAMCO Natural Resources, Gold & Income Trust	88,057	492,239
Nuveen Real Asset Income and Growth Fund	127,423	1,947,023
		3,846,318
UTILITY - 0.41%
Macquarie Global Infrastructure Total Return Fund Inc.	92,084	2,368,400

TOTAL CLOSED-END FUNDS		45,860,845

COMMUNICATION SERVICES - 9.74%
Alphabet Inc. - Class C *	9,400	26,254,106
Charter Communications, Inc. - Class A *	5,300	2,891,256
Comcast Corporation - Class A	130,000	6,086,600
Meta Platforms, Inc. - Class A *	48,000	10,673,280
Netflix, Inc. *	11,000	4,120,490
Twitter, Inc. *	24,000	928,560
Walt Disney Company (The) *	35,000	4,800,600
		55,754,892
CONSUMER DISCRETIONARY - 11.32%
Amazon.com, Inc. *	11,200	36,511,440
Booking Holdings Inc. *	1,000	2,348,450
Dollar General Corporation	7,000	1,558,410
eBay Inc.	20,000	1,145,200
General Motors Company *	36,000	1,574,640
Hilton Worldwide Holdings Inc. *	5,000	758,700
Lowe's Companies, Inc.	21,000	4,245,990
NIKE, Inc. - Class B	36,000	4,844,160
Starbucks Corporation	35,000	3,183,950
Tesla, Inc. *	8,000	8,620,800
		64,791,740

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 4.67%
Archer-Daniels-Midland Company	15,000	$1,353,900
Coca-Cola Company (The)	112,000	6,944,000
Constellation Brands, Inc. - Class A	5,000	1,151,600
Costco Wholesale Corporation	14,000	8,061,900
Estée Lauder Companies Inc. (The) - Class A	7,000	1,906,240
Mondelēz International, Inc. - Class A	20,000	1,255,600
Monster Beverage Corporation *	12,000	958,800
Philip Morris International Inc.	45,000	4,227,300
Walgreens Boots Alliance, Inc.	20,000	895,400
		26,754,740
EXCHANGE-TRADED FUNDS - 5.05%
Energy Select Sector SPDR® Fund (The)	137,000	10,472,280
Invesco QQQ TrustSM, Series 1	10,000	3,625,400
iShares Core S&P 500 ETF	10,000	4,536,900
SPDR S&P 500® ETF Trust	7,000	3,161,480
Technology Select Sector SPDR® Fund (The)	45,000	7,151,850
		28,947,910
FINANCIALS - 10.18%
American Express Company	12,000	2,244,000
Aon plc - Class A	5,000	1,628,150
Bank of America Corporation	110,000	4,534,200
Bank of New York Mellon Corporation (The)	15,000	744,450
Berkshire Hathaway Inc. - Class B *	55,000	19,410,050
Charles Schwab Corporation (The)	30,000	2,529,300
Citigroup Inc.	60,000	3,204,000
Goldman Sachs Group, Inc. (The)	12,000	3,961,200
JPMorgan Chase & Co.	87,000	11,859,840
Moody's Corporation	3,000	1,012,230
Progressive Corporation (The)	14,000	1,595,860
S&P Global Inc.	5,000	2,050,900
T. Rowe Price Group, Inc.	4,000	604,760
Wells Fargo & Company	60,000	2,907,600
		58,286,540
HEALTH CARE - 13.59%
Abbott Laboratories	17,000	2,012,120
AbbVie Inc.	29,000	4,701,190

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 13.59% (Continued)
Anthem, Inc.	6,000	$2,947,320
Biogen Inc. *	6,000	1,263,600
Boston Scientific Corporation *	42,000	1,860,180
Bristol-Myers Squibb Company	65,000	4,746,950
Centene Corporation *	18,000	1,515,420
Cigna Corporation	12,000	2,875,320
CVS Health Corporation	32,000	3,238,720
DexCom, Inc. *	1,000	511,600
Eli Lilly and Company	18,000	5,154,660
HCA Healthcare, Inc.	9,000	2,255,580
Humana Inc.	4,000	1,740,680
IDEXX Laboratories, Inc. *	2,000	1,094,120
IQVIA Holdings Inc. *	7,000	1,618,470
Johnson & Johnson	28,000	4,962,440
McKesson Corporation	5,000	1,530,650
Medtronic plc	40,000	4,438,000
Merck & Co., Inc.	53,000	4,348,650
Moderna, Inc. *	5,000	861,300
Stryker Corporation	10,000	2,673,500
Thermo Fisher Scientific Inc.	6,000	3,543,900
UnitedHealth Group Incorporated	28,000	14,279,160
Vertex Pharmaceuticals Incorporated *	7,000	1,826,790
Zimmer Biomet Holdings, Inc.	14,000	1,790,600
ZimVie Inc. *	1,400	31,976
		77,822,896
INDUSTRIALS - 7.43%
Boeing Company (The) *	16,000	3,064,000
Cintas Corporation	3,000	1,276,170
CSX Corporation	60,000	2,247,000
FedEx Corporation	7,000	1,619,730
General Dynamics Corporation	7,000	1,688,260
General Electric Company	30,000	2,745,000
Honeywell International Inc.	25,000	4,864,500
Johnson Controls International plc	20,000	1,311,400
Lockheed Martin Corporation	7,000	3,089,800
Norfolk Southern Corporation	11,000	3,137,420

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 7.43% (Continued)
Northrop Grumman Corporation	5,000	$2,236,100
Roper Technologies, Inc.	3,500	1,652,805
Southwest Airlines Co. *	18,000	824,400
TransDigm Group Incorporated *	2,000	1,303,080
Union Pacific Corporation	20,000	5,464,200
United Parcel Service, Inc. - Class B	20,000	4,289,200
Waste Management, Inc.	11,000	1,743,500
		42,556,565
INFORMATION TECHNOLOGY - 23.98%
Adobe Inc. *	6,000	2,733,720
Advanced Micro Devices, Inc. *	36,000	3,936,240
Apple Inc.	221,000	38,588,810
Applied Materials, Inc.	18,000	2,372,400
Autodesk, Inc. *	8,000	1,714,800
Cisco Systems, Inc.	43,000	2,397,680
Fidelity National Information Services, Inc.	18,000	1,807,560
Fiserv, Inc. *	16,000	1,622,400
HP Inc.	14,000	508,200
Intel Corporation	106,000	5,253,360
Intuit Inc.	9,000	4,327,560
Lam Research Corporation	4,000	2,150,440
Mastercard Incorporated - Class A	18,000	6,432,840
Microsoft Corporation	95,000	29,289,450
NVIDIA Corporation	62,800	17,135,608
Oracle Corporation	25,000	2,068,250
PayPal Holdings, Inc. *	12,000	1,387,800
QUALCOMM Incorporated	22,000	3,362,040
Visa, Inc. - Class A	46,000	10,201,420
		137,290,578
MATERIALS - 2.52%
Air Products and Chemicals, Inc.	6,000	1,499,460
Ball Corporation	7,000	630,000
Corteva, Inc.	20,000	1,149,600
DuPont de Nemours, Inc.	15,000	1,103,700
Ecolab Inc.	7,000	1,235,920
International Flavors & Fragrances Inc.	7,000	919,310

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
MATERIALS - 2.52% (Continued)
Linde plc	14,000	$4,472,020
Newmont Corporation	24,000	1,906,800
Nucor Corporation	10,000	1,486,500
		14,403,310
REAL ESTATE - 1.82%
American Tower Corporation	13,000	3,265,860
CBRE Group, Inc. - Class A *	9,000	823,680
Digital Realty Trust, Inc.	8,000	1,134,400
Equinix, Inc.	3,000	2,224,860
Public Storage	5,000	1,951,400
SBA Communications Corporation	3,000	1,032,300
		10,432,500
UTILITIES - 1.18%
American Water Works Company, Inc.	5,000	827,650
Constellation Energy Corporation	8,433	474,356
Exelon Corporation	25,300	1,205,039
NextEra Energy, Inc.	50,000	4,235,500
		6,742,545

TOTAL EQUITY SECURITIES (cost - $456,058,980)		569,645,061

SHORT-TERM INVESTMENT - 0.35%
MONEY MARKET FUNDS - 0.35%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% ^ (cost - $2,003,956)	2,003,956	2,003,956

TOTAL INVESTMENTS - 99.84% (cost - $458,062,936)		571,649,017

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%		917,548

NET ASSETS - 100.00%		$572,566,565

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2022.